Income Taxes (Tables)	12 Months Ended
Dec. 30, 2012
Income Taxes [Abstract]
Schedule of Income Tax Expense (Benefit)
Income tax expense (benefit) on loss from continuing operations for the periods shown below consisted of:

	Current	Deferred	Total
Year ended December 30, 2012:
U.S. Federal	$ 149	$ —	$ 149
State and local	(356)	—	(356)

	$ (207)	—	$ (207)

Year ended January 1, 2012:
U.S. Federal	$ (1,368)	$ —	$ (1,368)
State and local	(435)	—	(435)

	$ (1,803)	—	$ (1,803)

Year ended December 31, 2010:
U.S. Federal	$ —	$ —	$ —
State and local	(155)	—	(155)

	$ (155)	—	$ (155)

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense (benefit) differed from the amounts computed by applying the U.S. federal income tax rate of 34% to income (loss) from continuing operations before income taxes as a result of the following:

	Year Ended December 30, 2012	Year Ended January 1, 2012	Year Ended December 31, 2010
Computed “expected” tax benefit	$(9,303)	$(8,171)	$(8,755)
Increase (decrease) in income tax benefit resulting from:
State and local income taxes, net of federal benefit	20	(367)	—
Nondeductible meals, entertainment, and other expenses	393	358	82
Return to provision adjustment	288	6	(60)
Impairment of Non-Deductible Goodwill	—	51	—
Change in valuation allowance	8,462	6,183	7,755
Increase (decrease) to provision for unrecognized tax benefits	(356)	120	(155)
Preferred stock dividend	—	—	899
Other	289	17	79

	$(207)	$(1,803)	$(155)

Schedule of Deferred Tax Assets
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets as of December 30, 2012 and January 1, 2012 are presented below:

December 30, 2012		January 1, 2012
Current deferred tax assets:
Accounts receivable, principally due to allowance for doubtful accounts	$ 962	$ 1,165
Accrued expenses	12,077	12,976
Inventory capitalization	2,356	2,356

Gross current deferred tax assets	15,395	16,497
Less valuation allowance	(15,395)	(16,497)

Net current deferred tax assets	—	—

Non-current deferred tax assets:
Derivative instruments	17,870	20,219
Pension and other postretirement benefit obligation	8,922	7,489
Long-lived and intangible assets, principally due to differences in depreciation and amortization	160,131	183,794
Net operating losses	242,272	204,955

Gross non-current deferred tax assets	429,195	416,457
Less valuation allowance	(429,195)	(416,457)

Net non-current deferred tax assets	—	—

Schedule of Uncertain Tax Positions Reconciliation
 A reconciliation of the beginning and ending amount of uncertain tax positions for the years ended December 30, 2012 and January 1, 2012 are as follows:

Balance as of January 1, 2011	$4,913
Increases based on tax positions prior to 2011	120

Uncertain tax positions as of January 1, 2012	$5,033
Decreases based on tax positions prior to 2012	(399)
Increases based on tax positions prior to 2012	43

Uncertain tax positions as of December 30, 2012	$4,677